Loans and Allowance for Loan Losses - Transactions in Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Beginning balance	$ 22,935	$ 25,497
Provision	498	2,177
Charge-offs	(1,867)	(5,247)
Recoveries	1,006	508
Ending balance	22,572	22,935
Ending balance individually evaluated for impairment	1,631	4,516
Ending balance collectively evaluated for impairment	20,941	18,419
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	1,356,778	1,210,455
Ending balance individually evaluated for impairment	10,497	26,896
Ending balance collectively evaluated for impairment	1,346,281	1,183,559
Ending balance loans acquired with deteriorated credit quality	0	0
Residential 1-4 Family [Member]
Allowance for loan losses:
Beginning balance	4,935	5,699
Provision	1,059	36
Charge-offs	(468)	(877)
Recoveries	56	77
Ending balance	5,582	4,935
Ending balance individually evaluated for impairment	376	1,150
Ending balance collectively evaluated for impairment	5,206	3,785
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	350,758	332,432
Ending balance individually evaluated for impairment	3,061	4,303
Ending balance collectively evaluated for impairment	347,697	328,129
Ending balance loans acquired with deteriorated credit quality	0	0
Multifamily [Member]
Allowance for loan losses:
Beginning balance	77	89
Provision	95	(12)
Ending balance	172	77
Ending balance collectively evaluated for impairment	172	77
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	31,242	13,920
Ending balance collectively evaluated for impairment	31,242	13,920
Ending balance loans acquired with deteriorated credit quality	0	0
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning balance	10,918	9,305
Provision	(378)	3,063
Charge-offs	(968)	(1,478)
Recoveries	6	28
Ending balance	9,578	10,918
Ending balance individually evaluated for impairment	1,135	2,300
Ending balance collectively evaluated for impairment	8,443	8,618
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	564,965	526,258
Ending balance individually evaluated for impairment	6,455	17,722
Ending balance collectively evaluated for impairment	558,510	508,536
Ending balance loans acquired with deteriorated credit quality	0	0
Construction [Member]
Allowance for loan losses:
Beginning balance	5,159	7,191
Provision	102	(741)
Charge-offs	(7)	(1,470)
Recoveries	324	179
Ending balance	5,578	5,159
Ending balance individually evaluated for impairment		950
Ending balance collectively evaluated for impairment	5,578	4,209
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	245,830	194,426
Ending balance individually evaluated for impairment		3,806
Ending balance collectively evaluated for impairment	245,830	190,620
Ending balance loans acquired with deteriorated credit quality	0	0
Farmland [Member]
Allowance for loan losses:
Beginning balance	618	1,658
Provision	176	(266)
Charge-offs		(781)
Recoveries	1	7
Ending balance	795	618
Ending balance individually evaluated for impairment	120	57
Ending balance collectively evaluated for impairment	675	561
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	30,236	22,771
Ending balance individually evaluated for impairment	701	130
Ending balance collectively evaluated for impairment	29,535	22,641
Ending balance loans acquired with deteriorated credit quality	0	0
Second Mortgages [Member]
Allowance for loan losses:
Beginning balance	205	272
Provision	(164)	(70)
Charge-offs		(7)
Recoveries	20	10
Ending balance	61	205
Ending balance individually evaluated for impairment		49
Ending balance collectively evaluated for impairment	61	156
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	9,026	10,511
Ending balance individually evaluated for impairment	280	761
Ending balance collectively evaluated for impairment	8,746	9,750
Ending balance loans acquired with deteriorated credit quality	0	0
Equity Lines of Credit [Member]
Allowance for loan losses:
Beginning balance	300	492
Provision	3	(89)
Charge-offs		(104)
Recoveries	1	1
Ending balance	304	300
Ending balance individually evaluated for impairment		10
Ending balance collectively evaluated for impairment	304	290
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	41,496	34,185
Ending balance individually evaluated for impairment		174
Ending balance collectively evaluated for impairment	41,496	34,011
Ending balance loans acquired with deteriorated credit quality	0	0
Mortgage and Commercial Loans [Member]
Allowance for loan losses:
Beginning balance	395	382
Provision	(641)	131
Charge-offs	(37)	(149)
Recoveries	459	31
Ending balance	176	395
Ending balance collectively evaluated for impairment	176	395
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	30,000	29,444
Ending balance collectively evaluated for impairment	30,000	29,444
Ending balance loans acquired with deteriorated credit quality	0	0
Agricultural, Installment and Other [Member]
Allowance for loan losses:
Beginning balance	328	409
Provision	246	125
Charge-offs	(387)	(381)
Recoveries	139	175
Ending balance	326	328
Ending balance collectively evaluated for impairment	326	328
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	53,225	46,508
Ending balance collectively evaluated for impairment	53,225	46,508
Ending balance loans acquired with deteriorated credit quality	$ 0	$ 0